Common Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock
7)	Common Stock

On July 25, 2012, the Company issued 50,000,000 shares of common stock at $0.0001 per share and received proceeds of $4,936. Such shares were issued to related parties as further described in Note 9.